SUPPLEMENT TO THE PROSPECTUSES

OF

  WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

For Disciplined U.S. Core Fund and Disciplined Value Fund (the “Funds”)

Effective March 1, 2011, Amit Chandra, Ph.D., CFA is the sole portfolio manager for the Funds.   Mr. Chandra’s biographical description is included among the Portfolio Manager biographies listed for Wells Capital Management Incorporated, as follows:

Mr. Chandra is responsible for managing the Disciplined U.S. Core Fund and the Disciplined Value Fund, which he has managed since 2011. Mr. Chandra is a Portfolio Manager with Wells Capital's Global Strategic Products group. He has been with Wells Capital or one of its predecessor firms since 2000. Education: B.S., Electrical Engineering and Quantum Physics, Indian Institute of Technology, Kanpur; Ph.D., Management Science and Finance from Pennsylvania State University.

February 25, 2011                                                                                                                  LCAM031/P103SP

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

  WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

For Disciplined U.S. Core Fund and Disciplined Value Fund (the “Funds”)

Effective March 1, 2011, Amit Chandra, Ph.D., CFA is the portfolio manager of the Funds. The table listing the sub-advisers and portfolio managers for the Funds in the “Portfolio Managers” section of the SAI is revised accordingly. The “Portfolio Managers” section of the SAI is further amended to add the following information presented as of July 31, 2010:

Management of Other Accounts. The following table(s) indicate the type of, number of, and total assets in accounts managed by the Portfolio Managers. The following table also indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under “Other Accounts.” Personal brokerage accounts of portfolio managers and their families are not reflected.

Wells Capital Management

Amit Chandra, Ph.D., CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Chandra became portfolio manager of the Disciplined U.S. Core Fund and the Disciplined Value Fund on March 1, 2011. The information presented in this table is as of July 31, 2010, at which time the Disciplined U.S. Core Fund and the Disciplined Value Fund were managed by a different portfolio manager.

Beneficial Ownership in the Funds. The following table shows for each Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

$0;

$1 - $10,000;

$10,001 - $50,000;

$50,001 - $100,000;

$100,001 - $500,000;

$500,001 - $1,000,000; and

over $1,000,000.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management Incorporated
Amit Chandra, Ph.D., CFA	Disciplined U.S. Core Fund	$0
	Disciplined Value Fund	$0

February 25, 2011